Long-Term Borrowings	12 Months Ended
Dec. 31, 2024
Long-Term Borrowings [Abstract]
Long-term borrowings
18.	Long-term borrowings

Type of borrowings	Interest rate	December 31, 2024
Bank borrowings
Collateralized and uncollateralized borrowings	2.51%-3.05%	6,344,559
Less: Current portion		(1,972,371)
		4,372,188

Type of borrowings	Interest rate	December 31, 2023
Bank borrowings
Collateralized and uncollateralized borrowings	2.39%-2.92%	8,640,311
Less: Current portion		(1,817,873)
		6,822,438

Please refer to Note 16 for details of long-term borrowings.